                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   __/__/__ (a)
             or fiscal year ending:   12/31/09 (b)

Is this a transition report? (Y/N):                 N
                                                   Y/N

Is this an amendment to a previous filing? (Y/N):   N
                                                   Y/N

Those items or sub-items with a box [X]Z[X] after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: John Hancock Life Insurance Company (U.S.A.) Separate
Account M

     B. File Number:         811 -05179

     C. Telephone Number:    (617) 663-2184

2.   A. Street:              601 Congress Street

     B. City: Boston

     C. State: Massachusetts       D. Zip Code: 02210   Zip Ext. 2805

     E. Foreign Country: _______________   Foreign Postal Code: ________________

3.   Is this the first filing on this form by Registrant? (Y/N)               N
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)                N
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]           Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If answer is "Y" (Yes), complete only items 111 through 133.]          Y/N

For period ending 12/31/09
File number 811-  05179

111. A.   [X]Z[X]  Depositor Name: ____________________________________________

     B.   [X]Z[X]  File Number (if any): ______________________________________

     C.   [X]Z[X]  City: _________ State: ____ Zip Code: _____  Zip Ext: ______

     D.   [X]Z[X]  Foreign Country: __________________ Foreign Postal Code: ______________

114. A.   [X]Z[X]  Principal Underwriter Name: ____________________________

     B.   [X]Z[X]  File Number:        ____________

     C.   [X]Z[X]  City: _________ State: ____ Zip Code: _____ Zip Ext.: ______

          [X]Z[X]  Foreign Country: ____________            Foreign Postal Code:  ________

115. A.   [X]Z[X]  Independent Public Accountant Name:    ____________________________

     B.   [X]Z[X]  City: _________ State: ____ Zip Code: _____  Zip Ext: ______

          [X]Z[X]  Foreign Country: __________________ Foreign Postal Code: ______________

116.   Family of investment companies information:

     A.   [X]Z[X]  Is Registrant part of a family of investment companies? (Y/N)       ___
                                                                                       Y/N

     B.   [X]Z[X]  Identify the family in 10 letters:

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   [X]Z[X] Is Registrant a separate account of an insurance company? (Y/N)      ___
                                                                                       Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [X]Z[X]  Variable annuity contracts? (Y/N)                                  ____
                                                                                       Y/N

     C.   [X]Z[X]  Scheduled premium variable life contracts? (Y/N)                    ___
                                                                                       Y/N

     D.   [X]Z[X]  Flexible premium variable life contracts? (Y/N)                     ___
                                                                                       Y/N

     E.   [X]Z[X]  Other types of insurance products registered under the              ___
                   Securities Act of 1933? (Y/N)                                       Y/N

For period ending 12/31/09
File number 811-  05179

118.   [X]Z[X]  State the number of series existing at the end of the period that had securities registered under the Securities Act
                of 1933                                                                _______

119.   [X]Z[X]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
                period                                                                  _______

120.   [X]Z[X]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
                ($000's omitted)                                                        _______

121.   [X]Z[X]  State the number of series for which a current prospectus was in
                existence at the end of the period                                      _______

122.   [X]Z[X]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
                current period                                                          _______

123.   [X]Z[X]  State the total value of the additional units considered in
                answering item 122 ($000's omitted)                                     _______

124.   [X]Z[X]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
                (the value of these units is to be measured on the date they
                were placed in the subsequent series) ($000's omitted)                  _______

125.   [X]Z[X]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
                principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                ($000's omitted)                                                        _______

126.   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
       (include the sales loads, if any, collected on units of a prior series
       placed in the portfolio of a subsequent series). ($000's omitted)                _______

For period ending 12/31/09
File number 811-05179

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                     Number of   Total Assets     Total Income
                                                                      Series        ($000's       Distributions
                                                                     Investing     omitted)     ($000's omitted)
                                                                     ---------   ------------   ----------------
A    U.S. Treasury direct issue ..................................     ______      $______           $______
B    U.S. Government agency ......................................     ______      $______           $______
C    State and municipal tax-free ................................     ______      $______           $______
D    Public utility debt .........................................     ______      $______           $______
E    Broker or dealers debt or debt of brokers' or dealers'
         parent ..................................................     ______      $______           $______
F    All other corporate intermed. & long-term debt ..............     ______      $______           $______
G    All other corporate short-term debt .........................     ______      $______           $______
H    Equity securities or brokers or dealers or parents of brokers
        or dealers ...............................................     ______      $______           $______
I    Investment company equity securities ........................     ______      $______           $______
J    All other equity securities .................................          1      $31,388           $0
K    Other securities ............................................     ______      $______           $______
L    Total assets of all series of Registrant ....................                 $31,388

128.   [X]Z[X]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
                other than the insurer? (Y/N)                                      _______
                                                                                     Y/N

                [If answer is "N" (No), go to item 131.]

129.   [X]Z[X]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
                of the current period? (Y/N)                                       _______
                                                                                     Y/N

                [If answer is "N" (No), go to item 131.]

For period ending 12/31/09
File number 811-  05179

130.   [X]Z[X]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
                derived from insurance or guarantees? (Y/N)                        _______
                                                                                     Y/N

131.   Total expenses incurred by all series of Registrant during the current
       reporting period ($000's omitted)                                             $283

132.   [X]Z[X]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________
811- __________   811- __________   811- __________   811- __________   811- __________

133. If the Registrant has divested itself of securities in accordance with
     Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A.   Name of the issuer;

     B.   Exchange ticker symbol;

     C.   CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E.   Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

For period ending 12/31/09
File number 811-  05179

This report is signed on behalf of the registrant in the City of Toronto, Canada on the 26th day of February, 2010.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT M


/s/ JANET WYMAN
-----------------------------------
By:
Janet Wyman
Accounting Director


/s/ DIANNE ALDAN
-------------------------------
Witness:
Dianne Aldan
Financial Analyst